Wells, Pipelines, Properties, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of September 30, 2023 and December 31, 2022, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2022	951,486,189		13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	3,811,116,522
Acquisitions (2)	29,011,070		365,480	2,153,240	22,648,940	2,129,720	1,180,740	5,447,380	2,877,230	166,324,927	56,240	232,194,967
Reclassifications	1,325,400		—	—	—	—	(1,039,690)	(202,330)	(4,721,920)	4,557,790	—	(80,750)
Capitalization	16,103,330		—	7,900,270	48,128,330	930,740	2,376,410	702,690	1,116,720	(77,672,310)	413,820	—
Disposals	(1,513,220)		(893,530)	(252,940)	—	(60,140)	(130)	(351,550)	(696,380)	(2,375,930)	(400,700)	(6,544,520)
Translation effect	(1,154,917)		—	(23,310)	—	(106,400)	—	(56,280)	(60,590)	(381,840)	(32,860)	(1,816,197)
Balances as of September 30, 2022	Ps.	995,257,852	13,020,546	505,253,139	1,558,739,840	73,605,500	418,402,543	54,850,465	27,049,497	343,888,147	44,802,493	4,034,870,022
Balances as of January 1, 2023	1,053,836,879		14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	4,150,256,095
Acquisitions	10,776,830		3,090,780	1,715,570	25,757,400	13,360	1,129,700	1,225,920	2,864,520	156,091,590	128,090	202,793,760
Reclassifications	2,098,250		—	103,360	2,967,760	(30,860)	(1,844,530)	43,270	(60)	(112,100)	—	3,225,090
Capitalization	10,120,490		—	10,780,630	59,000,230	260,310	7,966,840	587,390	49,700	(88,765,590)	—	—
Disposals	(6,333,370)		(1,156,350)	(17,979,170)	(1,094,130)	(49,390)	(944,190)	(570,820)	(59,810)	(4,149,920)	(2,420)	(32,339,570)
Translation effect	(12,740,160)		—	(219,730)	—	(934,660)	—	(65,450)	(406,010)	(20,734,850)	(233,160)	(35,334,020)
Balances as of September 30, 2023	Ps.	1,057,758,919	16,775,425	488,084,292	1,673,038,974	73,124,472	426,671,030	52,029,967	31,745,757	416,354,714	53,017,805	4,288,601,355

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2022	(682,489,735)		(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	(2,536,583,915)
Depreciation and amortization	(28,447,920)		(331,820)	(11,578,310)	(49,906,090)	(1,430,920)	(11,827,740)	(2,134,580)	(575,010)	—	—	(106,232,390)
Reclassifications	(28,640)		—	—	—	—	28,200	77,150	4,040	—	—	80,750
(Impairment)	(25,633,448)		—	(1,321,170)	(12,148,001)	—	(8,187,040)	—	—	(1,505,294)	—	(48,794,953)
Reversal of impairment	67,221,448		—	7,814,245	15,302,089	—	13,456,757	—	—	1,874,260	—	105,668,799
Disposals	179,220		—	267,010	—	56,260	—	156,240	371,540	—	—	1,030,270
Translation effect	802,590		226,180	31,730	71,680	75,730	—	278,300	6,963	—	—	1,493,173
Balances as of September 30, 2022	Ps.	(668,396,485)	(6,387,208)	(241,223,830)	(1,229,551,350)	(47,154,975)	(270,604,379)	(46,318,097)	(15,252,429)	(58,449,513)	—	(2,583,338,266)
Balances as of January 1, 2023	(789,443,853)		(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	(2,781,505,245)
Depreciation and amortization	(24,361,100)		(526,030)	(9,497,240)	(41,645,430)	(1,388,460)	(7,837,130)	(1,096,360)	(1,050,864)	—	—	(87,402,614)
Reclassifications	(491,110)		—	(103,360)	(2,989,670)	296,380	98,620	(36,010)	60	—	—	(3,225,090)
(Impairment)	(24,609,910)		—	(14,641,010)	(39,710,970)	—	(24,990,370)	—	—	(1,414,602)	—	(105,366,862)
Reversal of impairment	13,863,830		—	648,720	12,067,350	—	—	50	28,830	4,560,530	—	31,169,310
Disposals	4,749,890		394,980	9,449,190	25,360	—	730,240	546,910	50,796	—	—	15,947,366
Translation effect	7,162,720		—	141,020	—	467,020	—	42,490	69,800	—	—	7,883,050
Balances as of September 30, 2023	Ps.	(813,129,533)	(6,724,694)	(278,444,195)	(1,332,359,443)	(48,421,556)	(326,190,730)	(46,475,323)	(16,565,410)	(54,189,201)	—	(2,922,500,085)
Wells, pipelines, properties, plant and equipment—net as of September 30, 2022	Ps.	326,861,367	6,633,338	264,029,309	329,188,490	26,450,525	147,798,164	8,532,368	11,797,068	285,438,634	44,802,493	1,451,531,756
Wells, pipelines, properties, plant and equipment—net as of September 30, 2023	Ps.	244,629,386	10,050,731	209,640,097	340,679,531	24,702,916	100,480,300	5,554,644	15,180,347	362,165,513	53,017,805	1,366,101,270
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—
(1)Mainly wells, pipelines and plants.
(2)On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, consisting mainly of plants. This amount includes assets acquired through a business combination (see Note 12).
A.For the nine-month periods ended September 30, 2023 and 2022, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,565,226 and Ps. 3,201,474, respectively. Financing cost rates during the nine-month periods ended September 30, 2023 and 2022 were 6.47% to 7.55% and 5.40% to 6.64%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the nine-month periods ended September 30, 2023 and 2022, recognized in operating costs and expenses, was Ps. 87,402,614 and Ps. 106,232,390, respectively. These figures include costs related to plugging and abandonment of wells for the nine-month periods ended September 30, 2023 and 2022 of Ps. 85,996 and Ps. 72,321, respectively.
C.As of September 30, 2023 and December 31, 2022, provisions relating to future plugging of wells costs amounted to Ps. 63,847,998 and Ps. 66,699,388, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).
D.For the nine-month periods ended September 30, 2023 and 2022, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (27,450,970) and Ps. (323,024), respectively, which was mainly plant.
E.During the nine-month periods ended September 30, 2023 and 2022, PEMEX recognized a net (impairment) and a net reversal of impairment of Ps. (74,197,552) and Ps. 56,873,846, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	For the nine-month periods ended September 30,
	2023	2022
	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	(62,725,055)	11,959,635
Pemex Industrial Transformation	(11,461,191)	43,088,866
Pemex Logistics	(11,306)	1,542,907
MGAS	—	282,438
(Impairment) reversal of impairment, net	(74,197,552)	56,873,846
Cash-Generating Unit of Pemex Exploration and Production
During the nine-month periods ended September 30, 2023 and 2022, Pemex Exploration and Production recognized a net (impairment) and net reversal of impairment of Ps. (62,725,055) and Ps. 11,959,635, respectively, shown by CGUs as follows:

	2023		2022
Chuc	(23,096,914)		(893,504)
Ogarrio Magallanes	(12,072,400)		(9,033,102)
Tsimin Xux	(11,651,566)		(8,136,157)
Crudo Ligero Marino	(9,153,384)		—
Burgos	(7,553,945)		6,158,725
Ixtal - Manik	(6,113,877)		—
Aceite Terciario del Golfo	(4,745,200)		—
Bellota Chinchorro	(3,250,680)		—
Poza Rica	(984,600)		—
Arenque	(573,479)		—
Misión (CEE)	(343,142)		83,311
Santuario El Golpe	(170,392)		—
Cárdenas Mora (CEE)	(61,933)		—
Cuenca de Macuspana	(33,468)		73,821
Tamaulipas Constituciones	390,390		686,533
Antonio J. Bermúdez	10,465,552		5,976,378
Cantarell	3,934,091		18,195,996
Lakach	2,289,892		(1,123,087)
Ébano (CEE)	—		(29,279)
Total	Ps.	(62,725,055)	11,959,635
As of September 30, 2023, Pemex Exploration and Production recognized a net impairment of Ps. (62,725,055) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. 156,340,299, mainly in the Chuc, Burgos, Bellota Chinchorro, Ogarrio Magallanes, Crudo Ligero Marino, Tsimin Xux and Ixtal-Manik CGUs; (ii) the negative effect due to an exchange rate of Ps. 24,656,123, from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022, to Ps. 17.6195 = U.S.$1.00 as of September 30, 2023; and (iii) an increase in the discount rate of Ps. 17,506,282, from 9.31% in December 31, 2022 to 10.24% in September 30, 2023, due to the increase in the debt component in the Weighted Average Cost of Capital (“WAAC”) derived from the rise in global interest rates, which impacted PEMEX's benchmark rates that oil and gas industry uses to determine these discount rates. These effects were partially offset by (i) an increase in crude oil prices, generating a positive effect of Ps. 35,913,103; (ii) a positive tax effect of Ps. 30,721,216, due to the decrease in production profiles volume in the barrel of crude oil equivalent and (iii) a positive effect of Ps. 69,143,330 due to lower transportation and distribution costs.
As of September 30, 2022, Pemex Exploration and Production recognized a net reversal of impairment of Ps.11,959,635, mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 89,496,928, mainly in the Cantarell CGU; (ii) a decrease in transportation and distribution costs, resulting in a positive effect of Ps. 64,347,041, mainly in the Cantarell CGU; (iii) a positive tax effect of Ps. 1,970,149 due to lower production income and translation effect, mainly in the Chuc CGU. These effects were offset by (i) a decrease in production volume of crude oil of Ps. 129,998,145 mainly in Ogarrio Sanchez Magallanes, Antonio J. Bermúdez, Tsimin Xux and Burgos CGUs; (ii) a lower exchange rate gain of Ps. 3,697,480, from a peso/U.S. dollar exchange rate of Ps. 20.5835 = U.S. $1.00 as of December 31, 2021 to Ps. 20.3058 = U.S. $1.00 as of September 30,
2022; and (iii) a negative effect of Ps. 10,158,858, due to an increase in the discount rate from 6.89% to 7.21%; mainly in the Burgos, Antonio J. Bermúdez and Tamaulipas Constituciones CGUs.

The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of September 30,
	2023	2022
Average crude oil price	61.58 U.S.$/bl	58.64 U.S.$/bl
Average gas price	4.85 U.S.$/mpc	4.85 U.S.$/mpc
Average condensates price	66.66 U.S.$/bl	64.98 U.S.$/bl
After-tax discount rate	10.24% annual	7.21% annual

For the nine-month periods ended September 30, 2023 and 2022 the total forecast production, calculated with a horizon of 25 years, was 6,437 billion barrels per day (Bbd) and 6,703 Bbd per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of September 30, 2023 and 2022, values in use for CGU with impairment or reversal of impairment are:

	2023		2022
Ku-Maloob-Zaap	Ps.	382,346,824	675,642,095
Cuenca de Veracruz	112,746,991		132,777,887
Aceite Terciario del Golfo	38,851,215		78,617,964
Chuc	32,185,078		73,209,192
Tsimin Xux	22,596,087		25,080,469
Ogarrio Magallanes	20,461,533		19,056,945
Antonio J. Bermúdez	18,148,106		22,211,983
Crudo Ligero Marino	15,773,442		29,084,553
Cactus Sitio Grande	15,564,093		33,414,483
Bellota Chinchorro	12,106,927		—
Ixtal - Manik	6,340,278		19,693,120
Burgos	6,243,845		10,303,986
Poza Rica	5,230,881		6,767,035
Arenque	4,176,873		5,931,445
Ébano (CEE)	3,932,240		—
Tamaulipas Constituciones	2,795,536		6,242,425
Lakach	2,705,851		—
Cantarell	(9,361,449)		67,092,681
Santuario El Golpe	(2,850,630)		—
Cárdenas Mora	(1,763,936)		—
Misión (CEE)	(767,344)		—
Cuenca de Macuspana	(255,132)		744,643
Total	Ps.	687,207,309	1,205,870,906
Cash-Generating Units of Pemex Industrial Transformation
As of September 30, 2023, and 2022, Pemex Industrial Transformation recognized a net (impairment) and net reversal of impairment of Ps. (11,461,191) and Ps. 43,088,866, respectively, shown by CGU as follows:

	2023		2022
Madero Refinery	(12,221,788)		17,448,306
Minatitlán Refinery	(4,347,233)		32,594,605
Cosoleacaque Petrochemical Complex	(2,336,321)		(390,734)
Burgos Gas Processor Complex	(61,587)		—
Arenque Gas Processor Complex	(58,489)		—
Poza Rica Gas Processor Complex	(15,636)		(3,200,227)
Salamanca Refinery	5,750,669		—
Nuevo Pemex Gas Processor Complex	1,080,819		137,669
Cangrejera Petrochemical Complex	515,690		(251,035)
Morelos Petrochemical Complex	232,685		(7,428,348)
Cangrejera Ethylene Processor Complex	—		(5,683,409)
Tula Refinery	—		9,830,444
Pajaritos Ethylene Processor Complex	—		31,595
Total	Ps.	(11,461,191)	43,088,866

As of September 30, 2023, the net (impairment) of Ps. (11,461,191) was due to a negative effect due to an exchange rate of Ps. 19.4143 = U.S.$1.00 as of December 31, 2022 to Ps. 17.6195 = U.S. $1.00 as of September 30, 2023. These effects were partially offset by (i) an improvement in production levels as a result of application of rehabilitation program and (ii) a slight decrease in the discount rate of CGUs of refined products by 14.16% as of December 31, 2022 to 13.88% as of September 30, 2023.
As of September 30, 2022, the net reversal of impairment of Ps. 43,088,866 was mainly the result of a 26.0% increase in refining sales price. These effects were partially offset by (i) an increase in raw material costs of 20.83%; (ii) an increase in the discount rate of CGUs , mainly in refined products by 1.40% and a decrease in the discount rate of ethylene products by 4.75%; and (iii) a decrease in the exchange rate of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 20.5835 = U.S. $1.00 as of December 31, 2021, to Ps. 20.3058 = U.S. $1.00 as of September 30, 2022, which are used as cash flows when U.S. dollars are taken as reference.

To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	66.74	72.98	N.A.		N.A.		N.A.		N.A
Processed volume (1)	896 mbd	889 mbd	2,440	2,061	Variable because the load inputs are diverse
Rate of U.S.$	$17.6195	$20.3058	$17.6195	$20.3058	$17.6195	20.3058	$17.6195	20.3058	$17.6195	$20.3058
Useful lives of the cash-generating units (year average)	12	12	6	7	4	5	5	5	5	5
Pre-tax discount rate	13.88%	10.85%	13.03%	10.36%	10.36%	8.22%	10.36%	8.22%	12.87%	10.25%
Period (2)	2023 - 2034		2023 - 2028		2023 - 2027		2023 - 2027		2023 - 2027

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of September 30, 2023 and 2022, the value in use for the impairment of fixed assets was as follows:

	2023		2022
Tula Refinery	Ps.	54,129,566	73,301,942
Nuevo Pemex Gas Processor Complex	33,790,515		27,668,082
Salamanca Refinery	30,651,074		—
Cangrejera Pretrochemicals Complex	4,921,852		10,207,253
Burgos Gas Processor Complex	1,973,453		—
Cosoleacaque Petrochemicals Complex	702,887		300,018
Matapionche Gas Processor Complex	328,623		—
Arenque Gas Processor Complex	48,387		—
Salina Cruz Refinery	48,864		88,243,043
Madero Refinery	(2,888)		21,476,184
Minatitlán Refinery	(5,971)		52,761,544
Poza Rica Gas Processor Complex	(1,587)		559,754
Total	Ps.	126,584,775	274,517,820